CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Current assets:
Cash and cash equivalents	$ 1,329	$ 1,590
Accounts receivable, net	1,324	1,291
Inventory	972	1,031
Other current assets	334	274
Total current assets	3,959	4,186
Property, plant and equipment, net	1,778	1,270
Goodwill	4,477	3,960
Other intangible assets, net	547	475
Long-term investments	175	164
Other assets	910	708
Total assets	11,846	10,763
Current liabilities:
Accounts payable	540	418
Employee compensation and benefits	368	371
Deferred revenue	544	505
Short-term debt	45	0
Other accrued liabilities	398	309
Total current liabilities	1,895	1,603
Long-Term Debt	3,345	2,735
Retirement and post-retirement benefits	130	103
Other long-term liabilities	578	477
Total liabilities	5,948	4,918
Commitments and contingencies (Note 18)
Stockholders' equity:
Preferred stock; $0.01 par value; 125,000,000 shares authorized; none issued and outstanding	0	0
Common stock; $0.01 par value; 2,000,000,000 shares authorized; 285,193,011 shares at October 31, 2024 and 292,123,241 shares at October 31, 2023 issued and outstanding	3	3
Additional paid-in-capital	5,450	5,387
Retained earnings	750	782
Accumulated other comprehensive loss	(305)	(327)
Total stockholders' equity	5,898	5,845
Total liabilities and stockholders' equity	$ 11,846	$ 10,763